IMPAIRMENTS AND IMPAIRMENT REVERSALS - Additional Information (Details) $ in Millions				3 Months Ended		12 Months Ended
	Dec. 14, 2018 USD ($)	May 24, 2018 USD ($)	Jun. 16, 2014 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) uSDollarPerOunce uSDollarPerPound	Dec. 31, 2018 USD ($) uSDollarPerOunce uSDollarPerPound	Dec. 31, 2017 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss						$ 0.0	$ 302.0
Gain on disposal (Note 10)						$ 273.1	$ 73.7
Discount rate applied to cash flow projections						3.75%	4.50%
Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce						1,350	1,300
Silver
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerOunce						17.50	19.00
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerPound						3.04	3.00
Brio Gold Inc. [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							$ 181.0
Gualcamayo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							75.0
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							151.0
Canadian Malartic Corporation [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							$ 45.0
Proportion of ownership interest in joint operation			50.00%
Goodwill			$ 427.6
Impairment, percentage of goodwill							10.00%
Jacobina
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							$ (150.0)
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				$ 75.0				$ 356.5
Total consideration including working capital adjustments (net of transaction costs)	$ 85.0
Gualcamayo | Gualcamayo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				$ 75.0
Brio Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss					$ 181.0
Total consideration including working capital adjustments (net of transaction costs)		$ 146.1
Impairment loss, net of tax					(175.0)
Brio Gold | Brio Gold Inc. [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss					181.0
Impairment loss, net of tax					$ (175.0)